UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—86.61%
Alabama — 0.30%
University of Alabama Revenue (University Hospital), Series C,
0.170%, VRD	10,000,000	10,000,000
Alaska — 1.17%
Valdez Marine Terminal Revenue Refunding
(ExxonMobil Pipeline Co. Project),
0.180%, VRD	6,990,000	6,990,000
Series A,
0.200%, VRD	5,700,000	5,700,000
Series B,
0.200%, VRD	26,485,000	26,485,000
		39,175,000
Arizona — 0.08%
Pima County Industrial Development Authority (Tucson Electric
Power Co.- Irvington Project), Series A,
0.190%, VRD	2,700,000	2,700,000
California — 3.36%
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.180%, VRD	5,870,000	5,870,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B,
0.170%, VRD	3,385,000	3,385,000
California Health Facilities Financing Authority Revenue
(St. Joseph Health Systems), Series B,
0.200%, VRD	1,700,000	1,700,000
California Housing Finance Agency Revenue (Home Mortgage), Series M,
0.190%, VRD [1]	10,425,000	10,425,000
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center), Series A,
0.200%, VRD	6,300,000	6,300,000
California State Economic Recovery, Series C-5,
0.170%, VRD	21,945,000	21,945,000
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	26,000,000	26,384,957
Orange County Water District Certificates of Participation, Series A,
0.180%, VRD	11,000,000	11,000,000
Roseville Joint Union High School District Tax & Revenue Anticipation Notes,
1.500%, due 09/24/13	3,500,000	3,536,902
San Diego County Regional Transportation Commission Sales Tax Revenue
(Limited Tax), Series A,
0.210%, VRD	5,000	5,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C,
0.150%, VRD	1,095,000	1,095,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.160%, VRD	1,600,000	1,600,000
Series B,
0.160%, VRD	19,700,000	19,700,000
		112,946,859

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Colorado — 2.09%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010)
(AMBAC Insured),
0.210%, VRD [2,3]	16,590,000	16,590,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish
Federation Board Program), Series C-7,
0.200%, VRD	4,865,000	4,865,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.180%, VRD	1,725,000	1,725,000
Colorado Housing & Finance Authority (Single Family), Class I, Series C-3,
0.190%, VRD [1]	3,600,000	3,600,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.200%, VRD	18,670,000	18,670,000
Series A3,
0.200%, VRD	24,780,000	24,780,000
		70,230,000
Connecticut — 0.02%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series Y-2,
0.170%, VRD	500,000	500,000
Delaware — 0.44%
Delaware State Economic Development Authority Revenue (Peninsula United Methodist
Homes, Inc.), Series B,
0.190%, VRD	14,775,000	14,775,000
District of Columbia — 0.30%
District of Columbia Revenue (German Marshall Fund of United States),
0.180%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.160%, VRD	2,000,000	2,000,000
		10,000,000
Florida — 2.72%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E
(Bank of America Austin Certificates, Series 2008-1059),
0.210%, VRD [2,3]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation
(Master Lease Program), Series C,
0.210%, VRD	12,270,000	12,270,000
Miami-Dade County School Board Tax Anticipation Notes,
2.500%, due 02/28/13	5,000,000	5,047,157

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Florida— (concluded)
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.170%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding
(Highland Pointe Apartments), Series J (FNMA Insured),
0.180%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation, Series E,
0.210%, VRD	23,145,000	23,145,000
Orlando-Orange County Expressway Authority Revenue Refunding,
Series C-4 (AGM Insured),
0.170%, VRD	7,000,000	7,000,000
Polk County Industrial Development Authority
Health Care Facilities Revenue Refunding
(Winter Haven Hospital),
Series B,
0.170%, VRD	13,750,000	13,750,000
Series C,
0.170%, VRD	9,790,000	9,790,000
		91,292,157
Georgia — 4.01%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	35,000,000	35,076,604
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.190%, VRD	1,965,000	1,965,000
Fulton Country Tax Anticipation Notes,
1.000%, due 12/28/12	40,000,000	40,080,721
Georgia State, Series G,
5.000%, due 12/01/12	7,170,000	7,228,374
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.160%, VRD	10,000,000	10,000,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.150%, VRD	9,250,000	9,250,000
Series C-3,
0.160%, VRD	2,500,000	2,500,000
Series C-4,
0.160%, VRD	9,925,000	9,925,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University),
Series A,
0.180%, VRD	7,680,000	7,680,000
Series C,
0.180%, VRD	8,420,000	8,420,000
Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold), Series A,
0.190%, VRD	2,550,000	2,550,000
		134,675,699

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Idaho — 0.90%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B,
0.170%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	17,000,000	17,225,813
		30,225,813
Illinois — 8.49%
Chicago Board of Education Refunding (Dedicated Revenue), Series A,
0.200%, VRD	6,100,000	6,100,000
Chicago (Neighborhoods Alive 21), Series B,
0.200%, VRD	11,635,000	11,635,000
Chicago Sales Tax Revenue Refunding,
0.230%, VRD	35,795,000	35,795,000
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.230%, VRD	13,100,000	13,100,000
Subseries 2000-2,
0.230%, VRD	23,500,000	23,500,000
City of Chicago,
Series B-2,
0.200%, VRD	12,540,000	12,540,000
Series D-1,
0.190%, VRD	1,800,000	1,800,000
Series D-2,
0.190%, VRD	26,700,000	26,700,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates),
Series 1919,
0.210%, VRD [2,3]	9,760,000	9,760,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.190%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.210%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.180%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Series A-1,
0.220%, VRD	6,750,000	6,750,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.190%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago), Series C,
0.190%, VRD	8,740,000	8,740,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.190%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.180%, VRD	29,068,000	29,068,000
Illinois Finance Authority Revenue (Wesleyan University),
0.190%, VRD	7,535,000	7,535,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.160%, VRD	8,345,000	8,345,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Illinois— (concluded)
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.180%, VRD	7,684,000	7,684,000
Lombard Revenue (National University Health Sciences Project),
0.190%, VRD	7,280,000	7,280,000
South Suburban Joint Action Water Agency Revenue,
0.200%, VRD	5,550,000	5,550,000
		285,382,000
Indiana — 1.28%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.180%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.180%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding
(Duke Energy, Inc. Project), Series A-4,
0.190%, VRD	3,700,000	3,700,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.160%, VRD	3,390,000	3,390,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.180%, VRD	6,000,000	6,000,000
Lawrenceburg Pollution Control Revenue Refunding
(Indiana Michigan Power Co. Project), Series H,
0.180%, VRD	4,000,000	4,000,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.180%, VRD	8,300,000	8,300,000
		43,090,000
Iowa — 0.13%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.200%, VRD	4,500,000	4,500,000
Kansas — 0.33%
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project)
(FNMA Insured),
0.180%, VRD	11,000,000	11,000,000
Kentucky — 2.02%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.160%, VRD	5,500,000	5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.180%, VRD	6,750,000	6,750,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Kentucky— (concluded)
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	11,505,000	11,505,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.200%, VRD	8,460,000	8,460,000
Series B,
0.200%, VRD	4,645,000	4,645,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.190%, VRD	1,225,000	1,225,000
Shelby County Lease Revenue, Series A,
0.200%, VRD	15,650,000	15,650,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.200%, VRD	12,160,000	12,160,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.180%, VRD	2,115,000	2,115,000
		68,010,000
Louisiana — 1.86%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.180%, VRD	24,430,000	24,430,000
Series B,
0.180%, VRD	35,600,000	35,600,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.140%, VRD	2,500,000	2,500,000
		62,530,000
Maryland — 3.08%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute),
Series A,
0.160%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue
(DeMatha Catholic High School),
0.180%, VRD	8,605,000	8,605,000
Maryland State Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University), Series B,
0.170%, VRD	11,755,000	11,755,000
Maryland State Health & Higher Educational Facilities Authority Revenue
(Suburban Hospital),
0.170%, VRD	18,455,000	18,455,000
Montgomery County Housing Development Corp. Opportunities
Commission Multi-Family Revenue,
0.170%, VRD	2,985,000	2,985,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue,
(Canterbury Apartments), Series A (FNMA Insured),
0.190%, VRD	4,500,000	4,500,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Maryland— (concluded)
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	20,355,000	20,355,000
Series A-7,
0.230%, VRD	26,100,000	26,100,000
Series A-9,
0.230%, VRD	4,650,000	4,650,000
		103,560,000
Massachusetts — 2.41%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.150%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding
(Higher Education Smith College),
0.170%, VRD	13,279,000	13,279,000
Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University), Series R,
0.170%, VRD	200,000	200,000
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System), Series F3,
0.160%, VRD	6,890,000	6,890,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	34,000,000	34,348,500
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.130%, VRD	15,705,000	15,705,000
		81,122,500
Michigan — 2.14%
Green Lake Township Economic Development Corp. Revenue Refunding
(Interlochen Center Project),
0.200%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.180%, VRD	20,665,000	20,665,000
Series F,
0.150%, VRD	4,785,000	4,785,000
Michigan State Housing Development Authority,
Series B,
0.200%, VRD[1]	18,300,000	18,300,000
Series D,
0.170%, VRD	7,100,000	7,100,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project),
Series A,
0.190%, VRD	5,000,000	5,000,000
University of Michigan Revenues (Hospital),
Series A,
0.200%, VRD	4,835,000	4,835,000
Series B,
0.180%, VRD	8,360,000	8,360,000
		71,845,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Minnesota — 1.86%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.170%, VRD	13,800,000	13,800,000
St Paul Independent School District No. 625, Tax Anticipation
Certificates of Indebtedness, Series C,
0.750%, due 12/10/12	48,630,000	48,684,199
		62,484,199
Mississippi — 3.49%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.190%, VRD	15,900,000	15,900,000
Series C,
0.190%, VRD	20,745,000	20,745,000
Series D,
0.190%, VRD	4,400,000	4,400,000
Series G,
0.190%, VRD	31,730,000	31,730,000
Series I,
0.200%, VRD	17,000,000	17,000,000
Series J,
0.190%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County
Industrial Water System Project),
0.190%, VRD	22,500,000	22,500,000
		117,275,000
Missouri — 2.84%
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue
(Ascension Healthcare),
Series C-1,
0.180%, VRD	7,000,000	7,000,000
Series C-5
0.180%, VRD	30,300,000	30,300,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
0.190%, VRD	12,500,000	12,500,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System), Series C,
0.180%, VRD	6,000,000	6,000,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health Care), Series E,
0.190%, VRD	16,940,000	16,940,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare),
Series C-3,
0.180%, VRD	22,700,000	22,700,000
		95,440,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Nebraska — 0.28%
Douglas County Hospital Authority No. 002 Revenue Refunding
(Health Facilities for Childrens), Series A,
0.200%, VRD	9,500,000	9,500,000
New Hampshire — 0.76%
New Hampshire Health & Education Facilities Authority Revenue
(Barclays Capital Municipal Trust Receipts Series 7WJ),
0.200%, VRD [2,3]	8,825,000	8,825,000
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
0.150%, VRD	6,835,000	6,835,000
Series B,
0.170%, VRD	5,000,000	5,000,000
New Hampshire Health & Education Facilities Authority Revenue (River College),
0.200%, VRD	5,000,000	5,000,000
		25,660,000
New Jersey — 2.35%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.170%, VRD	2,090,000	2,090,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest
Village Project), Series A,
0.200%, VRD	6,350,000	6,350,000
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.160%, VRD	3,305,000	3,305,000
Subseries A-4,
0.160%, VRD	2,275,000	2,275,000
New Jersey Economic Development Authority Economic Development Revenue
(Diocese of Metuchen Project),
0.230%, VRD	6,100,000	6,100,000
New Jersey Economic Development Authority Economic Development Revenue
(Duke Farms Foundation Project), Series A,
0.210%, VRD	9,400,000	9,400,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue
(South Jersey),
0.210%, VRD [1]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.170%, VRD	3,140,000	3,140,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
0.160%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.290%, VRD	1,425,000	1,425,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.180%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.220%, VRD [1]	2,910,000	2,910,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New Jersey— (concluded)
New Jersey Economic Development Authority Revenue Refunding
(Cranes Mill Project), Series B,
0.170%, VRD	4,195,000	4,195,000
New Jersey Economic Development Authority Revenue Refunding
(First Mortgage Franciscan),
0.170%, VRD	1,040,000	1,040,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.170%, VRD	3,210,000	3,210,000
New Jersey Health Care Facilities Financing Authority Revenue
(Recovery Management System, Inc.),
0.170%, VRD	1,125,000	1,125,000
New Jersey Health Care Facilities Financing Authority Revenue
(Somerset Medical Center),
0.170%, VRD	1,345,000	1,345,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.170%, VRD	1,300,000	1,300,000
Series C,
0.210%, VRD	1,450,000	1,450,000
Series D,
0.160%, VRD	3,000,000	3,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.170%, VRD	1,400,000	1,400,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.170%, VRD	2,155,000	2,155,000
New Jersey State Turnpike Authority Turnpike Revenue, Series D,
0.250%, VRD	1,500,000	1,500,000
Rutgers State University Revenue, Series G,
0.210%, VRD	5,795,000	5,795,000
		79,040,000
New York — 8.64%
Dutchess County Industrial Development Agency Civic Facilities Revenue
(Marist College), Series A,
0.170%, VRD	7,690,000	7,690,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.170%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage
(Marseilles Apartments), Series A,
0.180%, VRD	2,090,000	2,090,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.200%, VRD	34,400,000	34,400,000
New York City Industrial Development Agency Civic Facility Revenue
(Lycee Francais de New York Project), Series B,
0.170%, VRD	2,500,000	2,500,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York— (continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	16,350,000	16,350,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue
Series C,
0.150%, VRD	1,700,000	1,700,000
New York City,
Subseries B-3,
0.170%, VRD	2,045,000	2,045,000
Subseries G-4,
0.180%, VRD	25,500,000	25,500,000
Subseries L-4,
0.190%, VRD	6,700,000	6,700,000
Subseries L-6,
0.180%, VRD	38,465,000	38,465,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Sub series A-4,
0.190%, VRD	2,000,000	2,000,000
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History), Series A1,
0.230%, VRD	1,500,000	1,500,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries B-3,
0.180%, VRD	38,060,000	38,060,000
New York State Housing Finance Agency Affordable Housing Revenue
(Housing Bowery Place I), Series A (FHLMC Insured),
0.170%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A
(FNMA Insured),
0.190%, VRD	4,700,000	4,700,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.170%, VRD	4,600,000	4,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt
(Rockefeller University), Series A,
0.190%, VRD	4,000,000	4,000,000
New York State Dormitory Authority Revenue State Supported Debt
(New York Public Library), Series A,
0.180%, VRD	5,300,000	5,300,000
North Hempstead Township Bond Anticipation Notes, Series B,
1.000%, due 06/07/13	37,822,062	38,004,482
Port Washington Union Free School District Tax Anticipation Notes,
1.000%, due 06/20/13	9,500,000	9,553,093
Tarrytowns Union Free School District Bond Anticipation Notes
(School Building Improvements),
0.800%, due 08/09/13	10,840,000	10,889,851
Triborough Bridge & Tunnel Authority Revenues,
Series B-2C,
0.200%, VRD	18,800,000	18,800,000
Series B-3,
0.200%, VRD	8,000,000	8,000,000
		290,147,426

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
North Carolina — 2.94%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.170%, VRD	19,645,000	19,645,000
Guilford County, Series B,
0.170%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Wake Forest University), Series B,
0.160%, VRD	15,830,000	15,830,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.180%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Health Carolinas), Series A,
0.180%, VRD	16,185,000	16,185,000
North Carolina (Public Improvement), Series D,
0.160%, VRD	11,500,000	11,500,000
Union County, Series A,
0.170%, VRD	14,945,000	14,945,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.190%, VRD	8,555,000	8,555,000
		98,705,000
Ohio — 4.12%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.170%, VRD	7,235,000	7,235,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.190%, VRD	13,130,000	13,130,000
Columbus Sewer Revenue, Series B,
0.180%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.170%, VRD	11,000,000	11,000,000
Ohio (Common Schools),
Series A,
0.180%, VRD	4,060,000	4,060,000
Series B,
0.150%, VRD	34,180,000	34,180,000
0.180%, VRD	3,455,000	3,455,000
Series D,
0.170%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital
(JP Morgan Chase PUTTERs, Series 3139),
0.190%, VRD [2,3]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.190%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.150%, VRD	4,100,000	4,100,000
Series B,
0.180%, VRD	4,525,000	4,525,000
		138,570,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Oregon — 0.81%
Oregon Health & Science University Revenue, Series C,
0.190%, VRD	4,795,000	4,795,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.180%, VRD	8,640,000	8,640,000
Oregon State Tax Anticipation Notes, Series A,
2.000%, due 06/28/13	8,000,000	8,106,519
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.180%, VRD	5,600,000	5,600,000
		27,141,519
Pennsylvania — 3.48%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-1,
0.170%, VRD	15,000,000	15,000,000
Series B-2,
0.170%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue
(Watson Institute of Friendship),
0.190%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.160%, VRD	2,580,000	2,580,000
Series C,
0.170%, VRD	3,500,000	3,500,000
Emmaus General Authority Revenue, Subseries H-19,
0.200%, VRD	5,000,000	5,000,000
Pennsylvania State University Refunding, Series B (Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.170%, VRD	4,000,000	4,000,000
Philadelphia School District Refunding, Series F,
0.180%, VRD	8,910,000	8,910,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.180%, VRD	36,645,000	36,645,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes,
2.000%, due 07/02/13	13,000,000	13,174,399
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.180%, VRD	8,985,000	8,985,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Pennsylvania— (concluded)
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project),
Series B,
0.190%, VRD	3,395,000	3,395,000
		116,939,399
Puerto Rico — 0.33%
Puerto Rico Commonwealth Highway & Transportation Authority
Transportation Revenue, Series A,
0.150%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), (AGM Insured),
0.180%, VRD	9,000,000	9,000,000
		11,000,000
Rhode Island — 0.14%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities
Revenue Refunding (New England Institute of Technology),
0.160%, VRD	4,655,000	4,655,000
South Carolina — 1.10%
Charleston County School District Bonds Anticipation Notes, Series A (SCSDE Insured),
2.000%, due 11/06/12	10,000,000	10,017,959
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B,
0.190%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding
(Anmed Health), Series C,
0.180%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019)
(AMBAC Insured),
0.210%, VRD [2,3]	13,055,000	13,055,000
		37,052,959
South Dakota — 0.21%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.200%, VRD	6,955,000	6,955,000
Tennessee — 1.18%
Blount County Public Building Authority (Local Government Public Improvement),
Series E-9-A,
0.190%, VRD	4,000,000	4,000,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue
(Ashland Lakes II Apartments Project), Series A,
0.200%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational
Facilities Board Revenue (Vanderbilt University), Series A,
0.180%, VRD	2,400,000	2,400,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Tennessee— (concluded)
Shelby County Public Improvement and School, Series B,
0.190%, VRD	21,780,000	21,780,000
		39,680,000
Texas — 8.07%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF)
(FGIC Insured),
0.170%, VRD [2,3]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.200%, VRD	31,120,000	31,120,000
Subseries C-2,
0.200%, VRD	11,135,000	11,135,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.200%, VRD	8,885,000	8,885,000
Series A-2,
0.200%, VRD	16,835,000	16,835,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.180%, VRD	8,820,000	8,820,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	13,000,000	13,043,677
Houston Airport System Revenue Refunding (Sub Lien),
0.190%, VRD	5,000,000	5,000,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured),
0.210%, VRD [2,3]	17,985,000	17,985,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.180%, VRD	12,402,000	12,402,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123)
(PSF-GTD),
0.180%, VRD [2,3]	8,935,000	8,935,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.180%, VRD	24,305,000	24,305,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare System Project) Series C,
0.180%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding
(Scott and White Memorial Hospital), Series B,
0.160%, VRD	8,300,000	8,300,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series A,
0.170%, VRD	20,615,000	20,615,000
Series B,
0.180%, VRD	5,000,000	5,000,000
Texas State (Veteran Housing Assistance Fund II),
0.180%, VRD	6,500,000	6,500,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Texas— (concluded)
Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/30/13	60,000,000	61,242,956
University of Texas University Revenues (Financing Systems), Series B,
0.160%, VRD	980,000	980,000
		271,298,633
Utah — 0.76%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.200%, VRD	2,240,000	2,240,000
Salt Lake Valley Fire Service Area, Tax & Revenue Anticipation Notes,
1.500%, due 12/21/12	5,000,000	5,014,222
Utah Transportation Authority Sales Tax Revenue, Sub series B,
0.220%, VRD	2,400,000	2,400,000
Weber County Hospital Revenue (IHC Health Services, Inc.), Series A,
0.200%, VRD	15,900,000	15,900,000
		25,554,222
Vermont — 0.37%
Winooski Special Obligation Refunding, Series A,
0.190%, VRD	12,265,000	12,265,000
Virginia — 2.01%
Albermarle County Economic Development Authority Hospital Revenue
(Martha Jefferson Hospital),
Series A,
0.170%, VRD	12,600,000	12,600,000
Series B,
0.170%, VRD	13,850,000	13,850,000
Fairfax County Economic Development Authority Revenue (Smithsonian Institution),
Series A,
0.180%, VRD	15,000,000	15,000,000
Hanover County Economic Development Authority Revenue Refunding
(Bon Secours Health), Series D-2,
0.190%, VRD	8,615,000	8,615,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series D,
0.150%, VRD	10,500,000	10,500,000
Virginia Commonwealth University (General), Series A,
0.190%, VRD	7,075,000	7,075,000
		67,640,000
Washington — 2.64%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.190%, VRD [2,3]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.210%, VRD	32,900,000	32,900,000
Series B,
0.190%, VRD	21,950,000	21,950,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Washington— (concluded)
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D,
0.200%, VRD	11,395,000	11,395,000
Washington Higher Education Facilities Authority Revenue Refunding
(St. Martins University Project),
0.180%, VRD	8,425,000	8,425,000
Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma-Pierce County Project),
0.170%, VRD	9,140,000	9,140,000
		88,810,000
West Virginia — 0.21%
West Virginia Economic Development Authority Pollution Control Revenue Refunding
(Ohio Power Co. - Kammer), Series B,
0.180%, VRD	7,100,000	7,100,000
Wisconsin — 0.51%
Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services), Series B,
0.180%, VRD	9,260,000	9,260,000
Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan System),
0.170%, VRD	7,970,000	7,970,000
		17,230,000
Wyoming — 0.38%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series A,
0.190%, VRD	12,600,000	12,600,000
Total municipal bonds and notes (cost—$2,910,303,385)		2,910,303,385
Tax-exempt commercial paper—14.62%
California — 0.24%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1
0.180%, due 01/15/13	8,000,000	8,000,000
Connecticut — 0.59%
Yale University,
0.160%, due 10/04/12	10,000,000	10,000,000
0.160%, due 10/09/12	10,000,000	10,000,000
		20,000,000
Florida — 0.13%
Florida Local Government,
0.170%, due 10/01/12	4,500,000	4,500,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper— (continued)
Georgia — 0.71%
Emory University,
0.160%, due 10/11/12	14,020,000	14,020,000
0.170%, due 11/08/12	9,965,000	9,965,000
		23,985,000
Illinois — 0.57%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	19,168,000	19,168,000
Kentucky — 1.49%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.510%, due 10/09/12	50,000,000	50,000,000
Maryland — 2.34%
Johns Hopkins University,
0.150%, due 10/01/12	20,714,000	20,714,000
0.150%, due 10/04/12	16,929,000	16,929,000
0.160%, due 10/17/12	15,000,000	15,000,000
0.150%, due 11/01/12	6,376,000	6,376,000
Montgomery County,
0.180%, due 10/15/12	2,000,000	2,000,000
0.160%, due 10/16/12	12,000,000	12,000,000
0.190%, due 11/15/12	5,600,000	5,600,000
		78,619,000
Minnesota — 1.34%
Mayo Clinic,
0.180%, due 11/06/12	14,900,000	14,900,000
0.170%, due 11/06/12	30,000,000	30,000,000
		44,900,000
Missouri — 0.57%
Curators University,
0.150%, due 10/10/12	4,000,000	4,000,000
0.150%, due 10/22/12	15,000,000	15,000,000
		19,000,000
New Jersey — 0.30%
Keystone Energy Service Co.
0.600%, due 10/04/12	10,000,000	10,000,000
New York — 1.06%
Metropolitan Transportation Authority,
0.170%, due 10/03/12	12,500,000	12,500,000
0.160%, due 11/06/12	10,000,000	10,000,000
New York State Power Authority,
0.170%, due 10/03/12	13,000,000	13,000,000
		35,500,000

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper— (concluded)
Ohio — 0.30%
Cleveland Clinic,
0.190%, due 02/07/13	10,000,000	10,000,000
Tennessee — 0.78%
Vanderbilt University,
0.200%, due 02/05/13	12,000,000	12,000,000
0.190%, due 02/20/13	14,205,000	14,205,000
		26,205,000
Texas — 3.22%
Harris County,
0.180%, due 11/08/12	22,695,000	22,695,000
Methodist Hospital,
0.220%, due 12/05/12	8,000,000	8,000,000
University of Texas,
0.160%, due 10/02/12	17,150,000	17,150,000
0.160%, due 10/10/12	10,000,000	10,000,000
0.150%, due 10/29/12	20,500,000	20,500,000
0.150%, due 11/01/12	18,900,000	18,900,000
0.170%, due 12/05/12	11,000,000	11,000,000
		108,245,000
Virginia — 0.30%
University of Virginia,
0.180%, due 12/06/12	10,000,000	10,000,000
Washington — 0.68%
University of Washington,
0.170%, due 12/03/12	8,000,000	8,000,000
0.170%, due 12/04/12	15,000,000	15,000,000
		23,000,000
Total tax-exempt commercial paper (cost—$491,122,000)		491,122,000
Total investments
(cost — $3,401,425,385 which approximates cost for federal income tax purposes) — 101.23%		3,401,425,385
Liabilities in excess of other assets — (1.23)%		(41,431,975)
Net assets (applicable to 3,360,634,547 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		3,359,993,410

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in
	active markets for
	identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,910,303,385	—	2,910,303,385
Tax-exempt commercial paper	—	491,122,000	—	491,122,000
Total	—	3,401,425,385	—	3,401,425,385

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 32 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2012.

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.04% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2012 and reset periodically.

UBS RMA Tax Free Fund Inc.
UBS RMA Tax-Free Fund Inc.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2012